First Pacific Low Volatility Fund (LOVIX)
                    A series of First Pacific Mutual Fund, Inc.

                           Supplement dated May 7, 2013
                     to the Prospectus dated February 1, 2013

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.


The Investment Manager is making changes to the portfolio management team of LOVIX. Effective as of May 7, 2013, Cory Nakamura will be leaving Lee Financial Group Inc. and will no longer serve as the portfolio manager for the Fund. Terrence K.H. Lee and Brian K. Ishihara remain as portfolio managers for the Fund.

Under "ADDITIONAL INFORMATION ABOUT INVESTMENTS", in the second paragraph on pages 7 and 8 under "Strategy Implementation," the following sentence has been deleted:

     Structured note securities of any maturity are expected to constitute, under normal circumstances, approximately 5%-40% of the Fund's portfolio.

The second sentence of the second paragraph has been changed as follows:

     As a result, the percentages allocated to equities, structured notes of any maturity, options, fixed income securities and cash and cash equivalents will vary.


There are no other changes to the Prospectus.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

================================================================================

                     First Pacific Low Volatility Fund (LOVIX)
                    A series of First Pacific Mutual Fund, Inc.

                           Supplement dated May 7, 2013
          to the Statement of Additional Information dated February 1, 2013

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with such Statement of Additional Information.


The Investment Manager is making changes to the portfolio management team of LOVIX. Effective as of May 7, 2013, Cory Nakamura will be leaving Lee Financial Group Inc. and will no longer serve as the portfolio manager for the Fund. Terrence K.H. Lee and Brian K. Ishihara remain as portfolio managers for the Fund.


There are no other changes to the Statement of Additional Information.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE